THE CALDWELL & ORKIN MARKET OPPORTUNITY FUND
                               CERTIFICATE


     The undersigned, as President of the Caldwell & Orkin Market Opportunity Fund hereby certifies, pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933 that (1) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section would not have differed from that contained in the most recent effective registration statement or amendment, and (2) the text of the most recent registration statement or amendment has been filed electronically.

                              CALDWELL & ORKIN MARKET
                              OPPORTUNITY FUND



                              /s/ Michael B. Orkin
                              Michael B. Orkin
                              President

Dated as of November 17, 1998